LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln InvestmentSolutionsSM

Supplement dated July 27, 2023 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2023

This Supplement to your updating summary prospectus outlines important changes that become effective on and after August 21, 2023.  These changes are related to Appendix A – Funds Available Under The Contract.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Please retain this Supplement for future reference.